UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Total Return Fund

Investor Class (PTTFX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$47	0.46%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Investor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,937	9,951
2/28/17	10,067	10,051
5/31/17	10,263	10,201
8/31/17	10,418	10,327
11/30/17	10,413	10,270
2/28/18	10,327	10,102
5/31/18	10,367	10,163
8/31/18	10,417	10,218
11/30/18	10,324	10,133
2/28/19	10,647	10,422
5/31/19	11,056	10,814
8/31/19	11,482	11,258
11/30/19	11,485	11,226
2/29/20	11,851	11,640
5/31/20	11,715	11,832
8/31/20	12,228	11,987
11/30/20	12,395	12,044
2/28/21	12,350	11,801
5/31/21	12,381	11,784
8/31/21	12,641	11,977
11/30/21	12,575	11,905
2/28/22	12,163	11,489
5/31/22	11,268	10,815
8/31/22	10,985	10,597
11/30/22	10,617	10,376
2/28/23	10,709	10,372
5/31/23	10,852	10,583
8/31/23	10,725	10,471
11/30/23	10,741	10,499
2/29/24	11,000	10,717
5/31/24	11,027	10,722
8/31/24	11,574	11,235
11/30/24	11,578	11,220
2/28/25	11,745	11,340
5/31/25	11,671	11,307
8/31/25	11,980	11,587
11/30/25	12,247	11,860
2/28/26	12,455	12,049
5/31/26	12,302	11,887

202501-4140694, 202606-5570119

F228-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Investor Class)	5.41%	-0.13%	2.20%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$610,571
  Number of Portfolio Holdings1,573
  Investment Advisory Fees Paid (000s)$1,533
  Portfolio Turnover Rate172.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Investor Class (PTTFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Total Return Fund

Advisor Class (PTATX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$77	0.75%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	Advisor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,936	9,951
2/28/17	10,056	10,051
5/31/17	10,243	10,201
8/31/17	10,388	10,327
11/30/17	10,375	10,270
2/28/18	10,284	10,102
5/31/18	10,317	10,163
8/31/18	10,358	10,218
11/30/18	10,259	10,133
2/28/19	10,572	10,422
5/31/19	10,970	10,814
8/31/19	11,383	11,258
11/30/19	11,379	11,226
2/29/20	11,733	11,640
5/31/20	11,590	11,832
8/31/20	12,089	11,987
11/30/20	12,245	12,044
2/28/21	12,192	11,801
5/31/21	12,214	11,784
8/31/21	12,472	11,977
11/30/21	12,387	11,905
2/28/22	11,972	11,489
5/31/22	11,083	10,815
8/31/22	10,809	10,597
11/30/22	10,427	10,376
2/28/23	10,523	10,372
5/31/23	10,643	10,583
8/31/23	10,511	10,471
11/30/23	10,532	10,499
2/29/24	10,778	10,717
5/31/24	10,784	10,722
8/31/24	11,323	11,235
11/30/24	11,320	11,220
2/28/25	11,460	11,340
5/31/25	11,381	11,307
8/31/25	11,674	11,587
11/30/25	11,925	11,860
2/28/26	12,133	12,049
5/31/26	11,962	11,887

202501-4140694, 202606-5570119

F229-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Advisor Class)	5.10%	-0.42%	1.90%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$610,571
  Number of Portfolio Holdings1,573
  Investment Advisory Fees Paid (000s)$1,533
  Portfolio Turnover Rate172.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Advisor Class (PTATX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Total Return Fund

I Class (PTKIX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.32%

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market delivered positive returns over the 12-month period, driven primarily by attractive coupon income as yields began near multiyear highs. A resilient economy, solid issuer fundamentals, and strong demand for high-quality fixed income securities also supported performance, although rising Treasury yields later in the period created some headwinds.

  Out-of-benchmark allocations to high yield corporate bonds and non-agency residential mortgage-backed securities combined with an underweight to U.S. Treasuries contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index. Security selection in emerging markets sovereign debt, along with an overweight to the sector, also added value, as did selection within investment-grade corporates.

  Tactical adjustments to the fund’s duration position as well as the portfolio’s use of Treasury futures to manage interest rate exposure detracted from relative performance versus the benchmark. An underweight to investment-grade corporate cash bonds also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is designed to respond to a wide variety of market conditions. At period-end, portfolio positioning reflected a favorable view on credit risk, and the fund held notable overweights to securitized credit sectors along with out-of-benchmark positions in high yield bonds and bank loans.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning. The fund’s positions in interest rate derivatives weighed on absolute performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2026

Table Summary
	I Class	Regulatory/Strategy Benchmark
11/15/16	500,000	500,000
11/30/16	496,851	497,530
2/28/17	503,363	502,564
5/31/17	513,256	510,073
8/31/17	521,056	516,343
11/30/17	520,933	513,521
2/28/18	516,856	505,103
5/31/18	519,026	508,162
8/31/18	522,174	510,924
11/30/18	517,720	506,629
2/28/19	533,443	521,113
5/31/19	554,123	540,686
8/31/19	575,568	562,898
11/30/19	576,503	561,300
2/29/20	595,034	581,993
5/31/20	588,368	591,595
8/31/20	613,717	599,337
11/30/20	622,323	602,185
2/28/21	620,290	590,046
5/31/21	622,099	589,200
8/31/21	635,958	598,831
11/30/21	632,907	595,239
2/28/22	611,769	574,444
5/31/22	566,964	540,756
8/31/22	553,535	529,870
11/30/22	534,537	518,813
2/28/23	539,983	518,597
5/31/23	546,764	529,168
8/31/23	540,523	523,548
11/30/23	541,527	524,934
2/29/24	555,425	535,852
5/31/24	556,327	536,077
8/31/24	584,780	561,749
11/30/24	585,222	561,023
2/28/25	593,124	566,975
5/31/25	589,617	565,341
8/31/25	605,442	579,367
11/30/25	619,109	593,009
2/28/26	630,587	602,471
5/31/26	622,343	594,361

202501-4140694, 202606-5570119

F230-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (I Class)	5.55%	0.01%	2.32%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.13	0.17	1.83

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$610,571
  Number of Portfolio Holdings1,573
  Investment Advisory Fees Paid (000s)$1,533
  Portfolio Turnover Rate172.6%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government & Agency Mortgage-Backed Securities	25.4%
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	22.6
Corporate Bonds	21.3
Asset-Backed Securities	13.8
Non-U.S. Government Mortgage-Backed Securities	10.1
Bank Loans	6.3
Foreign Government Obligations & Municipalities	4.1
Municipal Securities	0.6
Commercial Paper	0.4
Short-Term and Other	-4.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Bonds	12.8%
U.S. Treasury Notes	9.8
Federal National Mortgage Assn.	9.2
Federal Home Loan Mortgage	5.8
Government National Mortgage Assn.	5.4
UMBS	5.2
Carvana Auto Receivables Trust	1.1
EFMT	0.8
Cross Mortgage Trust	0.7
JPMorgan Mortgage Trust	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

I Class (PTKIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund
PTATX Total Return Fund–
.
Advisor Class
PTKIX Total Return Fund–
.
I Class
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49
Investment activities
Net investment income
(1)(2)
0.41 0.43 0.41 0.35 0.26
Net realized and
unrealized gain/loss 0.03 0.05 (0.28) (0.69) (1.18)
Total from investment
activities 0.44 0.48 0.13 (0.34) (0.92)
Distributions
Net investment income (0.40) (0.42) (0.38) (0.36) (0.26)
Net realized gain — — — — (0.07)
Tax return of capital (0.02) (0.01) (0.04) (0.01) —
Total distributions (0.42) (0.43) (0.42) (0.37) (0.33)
NET ASSET VALUE
End of period $ 8.31 $ 8.29 $ 8.24 $ 8.53 $ 9.24
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5.41% 5.84% 1.61% (3.69)% (8.99)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.57% 0.55% 0.58% 0.60% 0.55%
Net expenses after
waivers/payments by
Price Associates 0.46% 0.46% 0.46% 0.46% 0.49%
Net investment income 4.92% 5.10% 4.98% 4.06% 2.55%
Portfolio turnover rate
(4)
172.6% 150.3% 255.2% 323.0% 324.9%
Net assets, end of period (in
thousands) $82,034 $96,939 $95,934 $89,573 $93,291
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 94.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.
The accompanying notes are an integral part of these financial statements.
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49
Investment activities
Net investment income
(1)(2)
0.39 0.40 0.39 0.33 0.24
Net realized and
unrealized gain/loss 0.03 0.05 (0.28) (0.70) (1.19)
Total from investment
activities 0.42 0.45 0.11 (0.37) (0.95)
Distributions
Net investment income (0.38) (0.39) (0.36) (0.34) (0.23)
Net realized gain — — — — (0.07)
Tax return of capital (0.02) (0.01) (0.04) —
(3)
—
Total distributions (0.40) (0.40) (0.40) (0.34) (0.30)
NET ASSET VALUE
End of period $ 8.31 $ 8.29 $ 8.24 $ 8.53 $ 9.24
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(4)
5.10% 5.54% 1.32% (3.97)% (9.25)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.92% 0.91% 0.87% 0.80% 0.84%
Net expenses after
waivers/payments by
Price Associates 0.75% 0.75% 0.75% 0.75% 0.76%
Net investment income 4.63% 4.81% 4.67% 3.76% 2.42%
Portfolio turnover rate
(5)
172.6% 150.3% 255.2% 323.0% 324.9%
Net assets, end of period (in
thousands) $849 $855 $757 $826 $972
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 94.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.
The accompanying notes are an integral part of these financial statements.
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49
Investment activities
Net investment income
(1)(2)
0.42 0.44 0.42 0.37 0.28
Net realized and
unrealized gain/loss 0.03 0.05 (0.28) (0.70) (1.18)
Total from investment
activities 0.45 0.49 0.14 (0.33) (0.90)
Distributions
Net investment income (0.41) (0.43) (0.39) (0.37) (0.28)
Net realized gain — — — — (0.07)
Tax return of capital (0.02) (0.01) (0.04) (0.01) —
Total distributions (0.43) (0.44) (0.43) (0.38) (0.35)
NET ASSET VALUE
End of period $ 8.31 $ 8.29 $ 8.24 $ 8.53 $ 9.24
T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(2)(3)
5.55% 5.98% 1.75% (3.56)% (8.86)%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by
Price Associates 0.38% 0.38% 0.38% 0.38% 0.39%
Net expenses after
waivers/payments by
Price Associates 0.32% 0.32% 0.33% 0.33% 0.34%
Net investment income 5.06% 5.23% 5.10% 4.21% 2.75%
Portfolio turnover rate
(4)
172.6% 150.3% 255.2% 323.0% 324.9%
Net assets, end of period (in
thousands) $527,688 $554,417 $549,443 $594,730 $546,335
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/26, 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been 94.1%, 96.0%, 109.7%, 95.3% and 73.1%, respectively.
The accompanying notes are an integral part of these financial statements.
T. ROWE PRICE Total Return Fund
May 31, 2026

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.8%
Car Loan  4.7%
Ally Bank
Series 2026-A, Class C
4.856%, 3/15/34 (1) 320 320
Ally Bank
Series 2026-A, Class D
5.248%, 3/15/34 (1) 260 260
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 94 95
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 116 117
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 116 117
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 435
ARI Fleet Lease Trust
Series 2026-B, Class B
4.74%, 2/15/35 (1) 140 140
ARI Fleet Lease Trust
Series 2026-B, Class C
4.90%, 2/15/35 (1) 110 110
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 83 84
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 204 205
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 141
Avis Budget Rental Car Funding AESOP
Series 2024-3A, Class B
5.58%, 12/20/30 (1) 410 414
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class B
4.46%, 2/20/30 (1) 195 192
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 4.912%, 12/26/31 (1) 125 125
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.112%, 12/26/31 (1) 72 72
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class E
7.17%, 5/16/33 (1) 1,600 1,608
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,605
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 486
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 522
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,220
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 218
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 232
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 985
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 274 272
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,198
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 308 309
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 875
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 352
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 457
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  125 124
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  280 276
Carvana Auto Receivables Trust
Series 2026-P1, Class C
5.28%, 8/10/32  1,275 1,259
Carvana Auto Receivables Trust
Series 2026-P2, Class C
5.80%, 10/12/32  490 494
Carvana Auto Receivables Trust
Series 2026-P2, Class D
6.18%, 6/12/34  875 883
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 414 414
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  270 269
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 255 255
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  92 93
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  225 225
Exeter Automobile Receivables Trust
Series 2025-4A, Class C
4.57%, 6/16/31  805 802
Exeter Select Automobile Receivables Trust
Series 2025-2, Class B
4.63%, 11/17/31  230 229
Exeter Select Automobile Receivables Trust
Series 2025-2, Class C
4.91%, 12/15/31  475 474
Exeter Select Automobile Receivables Trust
Series 2025-3, Class B
4.42%, 3/15/32  865 859
Exeter Select Automobile Receivables Trust
Series 2025-3, Class C
5.00%, 3/15/32  830 831
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 291
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 157
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 259
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,558
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 190 192
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 459 463
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class B
4.42%, 9/25/30 (1) 140 139
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class C
4.72%, 9/25/30 (1) 65 65
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 522 527
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 149 151
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 180 182
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 178 179
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 185 186
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class B
4.484%, 1/16/34 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2025-A, Class C
4.661%, 1/16/34 (1) 250 249
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2026-1, Class C
4.26%, 4/15/32  800 790
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 160 162
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 133 134
Securitized Term Auto Receivables Trust
Series 2025-B, Class C
5.121%, 12/29/32 (1) 50 50
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 96
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class C
4.44%, 8/20/30 (1) 970 961
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 90 90
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class C
4.80%, 12/20/30 (1) 820 818
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 30 31
Wheels Fleet Lease Funding
Series 2026-1A, Class C
4.93%, 4/18/39 (1) 100 99
28,731
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 608
608
Home Equity  0.8%
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.012%, 3/25/56 (1) 863 866
JPMorgan Mortgage Trust
Series 2026-HE1, Class M1, FRN
SOFR30A + 1.45%, 5.075%, 9/20/56 (1) 1,310 1,311
SAIF Securitization Trust
Series 2026-CES1, Class A1A, STEP
5.399%, 2/25/56 (1) 415 413
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vista Point Securitization Trust
Series 2026-CES2, Class A1, STEP
5.418%, 5/25/56 (1) 2,375 2,374
4,964
Other Asset-Backed Securities  7.5%
720 East IV
Series 2024-1AR, Class A1R, CLO, FRN
3M TSFR + 1.26%, 7/15/39 (1) 995 995
Affirm Asset Securitization Trust
Series 2026-X1, Class B
4.59%, 4/15/31 (1) 100 100
Affirm Asset Securitization Trust
Series 2026-X1, Class C
4.82%, 4/15/31 (1) 190 190
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 560 562
Affirm Master Trust
Series 2025-2A, Class B
5.06%, 7/15/33 (1) 590 592
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 1,075 1,074
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 846
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 5.525%, 10/22/34 (1) 525 526
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 775 778
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 346 350
Bain Capital Credit
Series 2022-3A, Class BR, CLO, FRN
3M TSFR + 1.63%, 5.31%, 7/17/35 (1) 915 916
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.305%, 1/18/35 (1) 1,330 1,332
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.199%, 5/17/31 (1) 660 660
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 5.58%, 1/17/33 (1) 635 635
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 5.473%, 4/15/30 (1) 1,085 1,085
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 271
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,054
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,238
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 176
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 211
Dell Equipment Finance Trust
Series 2026-1A, Class C
4.80%, 12/22/31 (1) 100 100
Dell Equipment Finance Trust
Series 2026-1A, Class D
5.19%, 11/22/32 (1) 145 145
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 216
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 142 145
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 190 195
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,697 1,693
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,473 1,476
GreatAmerica Leasing Receivables Funding
Series 2026-1, Class C
5.44%, 5/15/34 (1) 25 25
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Harbor Park
Series 2018-1A, Class CR2, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/31 (1) 1,375 1,371
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,900 1,838
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 748 698
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 484 493
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 19 19
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 406 404
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,749 1,733
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 110 111
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,193
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 141
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 354
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 940 874
KKR
Series 2022-43A, Class BR2, CLO, FRN
3M TSFR + 1.65%, 5.321%, 4/15/38 (1) 635 637
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 5.725%, 10/20/29 (1) 725 725
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 40 40
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 431 435
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.73%, 7/17/36 (1) 435 435
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.894%, 11/13/31 (1) 305 305
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.214%, 1/22/38 (1) 1,655 1,656
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 124 125
Octane Receivables Trust
Series 2025-RVM1, Class B
4.83%, 12/20/46 (1) 410 406
Octane Receivables Trust
Series 2025-RVM1, Class C
5.26%, 12/20/46 (1) 840 834
OZLM Funding II
Series 2012-2A, Class BR4, CLO, FRN
3M TSFR + 1.75%, 5.413%, 7/30/37 (1) 1,495 1,497
Palmer Square Loan Funding
Series 2024-3A, Class BR, CLO, FRN
3M TSFR + 1.45%, 5.10%, 8/8/32 (1) 470 470
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 8 8
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 742
Sagard-Halseypoint
Series 2025-9A, Class A, CLO, FRN
3M TSFR + 1.29%, 4.965%, 4/20/38 (1) 1,330 1,331
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 718
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.175%, 4/20/37 (1) 590 591
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 863 877
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 1,600 1,586
Shackleton XIV
Series 2019-14A, Class BRR, CLO, FRN
3M TSFR + 1.55%, 5.225%, 7/20/34 (1) 1,190 1,190
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 268 275
Signal Peak
Series 2018-5A, Class BR2, CLO, FRN
3M TSFR + 1.55%, 5.181%, 4/25/37 (1) 950 950
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.325%, 1/20/32 (1) 250 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.873%, 10/15/31 (1) 49 49
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $90 (2)(3)(4) 107 117
TPIC SPV I
Series 2024-1, Class A1
7.131%, 12/28/29, (7.131% PIK), Acquisition Date: 12/10/24,
Cost $1,310 (2)(3)(4) 1,310 985
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 132
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 866
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 122 123
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100 100
Wingspire Equipment Finance
Series 2025-1A, Class C
4.76%, 9/20/33 (1) 100 99
45,571
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage  0.1%
PRET
Series 2026-NPL6, Class A1, STEP
5.693%, 5/25/56 (1) 880 880
880
Student Loan  0.6%
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 270 269
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 846
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 537
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 345
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,159
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 168 159
3,315
Total Asset-Backed Securities
(Cost $84,470) 84,069
BANK LOANS  6.3% (5)
FINANCIAL INSTITUTIONS  1.2%
Banking  0.0%
Bond U.S. Bidco 1, FRN
1M TSFR + 3.50%, 5/7/33 (6) 100 100
100
Brokerage Asset Managers Exchanges  0.1%
HighTower Holding, FRN
3M TSFR + 2.75%, 6.408%, 2/3/32  316 316
Jane Street Group, FRN
3M TSFR + 2.00%, 5.666%, 12/15/31  230 228
544
Finance Companies  0.1%
VCI Asset Holdings 1
, 11/20/30 (6) 320 340
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
VCI Asset Holdings 3
6.875%, 4/24/31  105 106
446
Financial Other  0.0%
Insignia Financial, FRN
1M TSFR + 4.50%, 8.131%, 4/11/33  110 109
109
Insurance  1.0%
Acrisure, FRN
1M TSFR + 3.25%, 6.87%, 6/21/32  263 249
Alera Group, FRN
1M TSFR + 2.75%, 6.37%, 5/30/32  109 105
Alera Group, FRN
1M TSFR + 5.50%, 9.12%, 5/30/33  1,030 995
Alliant Holdings Intermediate, FRN
1M TSFR + 2.50%, 6.12%, 9/19/31  724 720
Asurion, FRN
3M TSFR + 4.25%, 7.913%, 9/19/30  174 174
Asurion, FRN
3M TSFR + 5.25%, 9.028%, 1/20/29  768 768
CRC Insurance Group, FRN
3M TSFR + 2.75%, 6.45%, 5/6/31  140 139
CRC Insurance Group, FRN
3M TSFR + 4.75%, 8.45%, 5/6/32  650 641
HUB International, FRN
3M TSFR + 2.25%, 5.922%, 6/20/30  503 504
Jones DesLauriers Insurance Management, FRN
3M TSFR + 3.00%, 6.663%, 2/2/33  607 600
OneDigital Borrower, FRN
1M TSFR + 3.00%, 6.62%, 7/2/31  297 293
OneDigital Borrower, FRN
1M TSFR + 5.25%, 8.87%, 7/2/32  954 925
6,113
Total Financial Institutions 7,312
INDUSTRIAL  4.9%
Basic Industry  0.0%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 6.37%, 8/18/30  197 197
197
Capital Goods  1.0%
Charter Next Generation, FRN
1M TSFR + 2.50%, 6.145%, 11/29/30  789 791
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 9.961%, 5/21/29  990 991
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Filtration Group, FRN
1M TSFR + 2.50%, 6.12%, 10/21/28  349 349
MI Windows & Doors, FRN
1M TSFR + 2.75%, 6.37%, 3/28/31  164 160
Pro Mach Group, FRN
1M TSFR + 2.75%, 6.37%, 10/15/32  529 530
Quikrete Holdings, FRN
1M TSFR + 2.25%, 5.87%, 1/30/32  199 199
Resilience Parent, FRN
8.876%, 2/27/34 (2) 846 838
Resilience Parent, FRN
1M TSFR + 2.50%, 6.126%, 2/28/33  290 291
Sword Purchaser, FRN
1M TSFR + 4.00%, 7.62%, 4/9/33  415 404
TK Elevator U.S. Newco, FRN
6M TSFR + 2.75%, 6.377%, 4/30/30  637 642
TransDigm, FRN
1M TSFR + 2.50%, 6.12%, 8/19/32  289 289
TransDigm, FRN
1M TSFR + 2.50%, 6.12%, 2/13/33  312 313
5,797
Communications  0.9%
BCPE Pequod Buyer, FRN
1M TSFR + 2.75%, 6.37%, 11/25/31  188 187
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 7.735%, 8/21/28  291 292
CMG Media, FRN
3M TSFR + 3.50%, 7.30%, 6/18/29  459 414
CSC Holdings, FRN
3M USD PRIME + 1.50%, 8.25%, 4/15/27  811 622
Directv Financing, FRN
3M TSFR + 5.50%, 9.163%, 2/17/31  159 160
Discovery Global Holdings, FRN
1M TSFR + 2.50%, 6/30/33 (6) 850 851
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.067%, 11/30/29  265 257
E.W. Scripps, FRN
1M TSFR + 5.75%, 9.467%, 6/30/28  144 144
iHeartCommunications, FRN
1M TSFR + 5.78%, 9.51%, 5/1/29  219 208
Lamar Media, FRN
1M TSFR + 1.50%, 5.108%, 9/23/32  200 200
Level 3 Financing, FRN
1M TSFR + 2.75%, 6.381%, 3/29/32  830 833
OAK-Eagle Acquireco, FRN
1M TSFR + 3.50%, 3/24/33 (6) 425 426
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Radiate Holdco, FRN
1M TSFR + 3.50%, 8.735%, 9/25/29 (1.50% PIK and 1M TSFR +
3.50% Cash)  308 278
Radiate Holdco, FRN
1M TSFR + 4.00%, 4.56%, 6/26/29 (7) 187 187
Sinclair Television Group, FRN
1M TSFR + 3.30%, 7.035%, 12/31/29 (6) 167 151
Townsquare Media, FRN
6M TSFR + 5.00%, 8.587%, 2/19/30  322 234
Viasat, FRN
1M TSFR + 4.50%, 8.223%, 3/2/29  202 203
5,647
Consumer Cyclical  0.4%
Autokiniton U.S. Holdings, FRN
1M TSFR + 4.00%, 7.735%, 4/6/28  418 417
Caesars Entertainment, FRN
1M TSFR + 2.25%, 5.87%, 2/6/31  40 38
Clarios Global, FRN
1M TSFR + 2.50%, 6.098%, 1/28/32  428 428
Delta 2, FRN
3M TSFR + 1.75%, 5.45%, 9/10/31  200 200
EG America, FRN
3M TSFR + 3.25%, 6.916%, 2/10/31  432 433
EOC Borrower, FRN
1M TSFR + 2.75%, 6.37%, 3/24/32  238 238
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 7.62%, 1/21/30  78 78
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 7.95%, 8/1/30  318 300
TKO Worldwide Holdings, FRN
3M TSFR + 2.00%, 5.636%, 11/21/31  280 280
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.12%, 1/30/31  175 175
2,587
Consumer Non-Cyclical  0.8%
1261229 B.C., FRN
1M TSFR + 6.25%, 9.87%, 10/8/30  531 512
Bausch + Lomb, FRN
1M TSFR + 3.75%, 7.37%, 1/15/31  778 781
Hopper Merger Sub, FRN
3M TSFR + 2.25%, 5.924%, 4/7/33  330 327
Hopper Merger Sub, FRN
3M TSFR + 5.00%, 8.679%, 1/5/34  1,745 1,732
LifePoint Health, FRN
3M TSFR + 3.75%, 7.423%, 5/17/31  400 396
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Opal U.S., FRN
3M TSFR + 3.00%, 6.70%, 4/28/32  776 776
Paradigm Parent, FRN
3M TSFR + 4.50%, 8.20%, 4/16/32  224 188
4,712
Energy  0.3%
Calcasieu Pass Funding, FRN
6M TSFR + 3.25%, 6.954%, 4/11/33  215 216
Hilcorp Energy I, FRN
1M TSFR + 1.75%, 5.353%, 2/11/30  1,602 1,602
Prairie ECI Acquiror, FRN
1M TSFR + 3.25%, 6.87%, 8/1/29  275 276
2,094
Industrial Other  0.1%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 6.632%, 5/21/31  346 347
347
Technology  1.4%
Applied Systems, FRN
3M TSFR + 2.25%, 5.95%, 2/24/31  461 456
Applied Systems, FRN
3M TSFR + 4.50%, 8.20%, 2/23/32  1,261 1,246
Ascend Learning, FRN
1M TSFR + 3.00%, 6.62%, 12/11/28  255 251
Athenahealth Group, FRN
1M TSFR + 3.25%, 6.858%, 2/14/32  403 401
Avalara, FRN
3M TSFR + 2.75%, 6.45%, 3/26/32  484 469
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.95%, 3/21/31  400 375
Cloud Software Group, FRN
3M TSFR + 3.25%, 6.95%, 8/13/32  188 176
Coreweave Financing, FRN
1M TSFR + 4.50%, 3.522%, 11/15/31 (7) 20 20
Delta Topco, FRN
3M TSFR + 5.25%, 8.924%, 11/29/30  524 458
Disco Parent, FRN
3M TSFR + 3.00%, 6.666%, 8/6/32  204 202
Ellucian Holdings, FRN
1M TSFR + 2.50%, 6.12%, 10/9/29  184 182
Ellucian Holdings, FRN
1M TSFR + 4.75%, 8.37%, 11/22/32  1,153 1,125
Epicor Software, FRN
1M TSFR + 2.50%, 6.12%, 5/30/31  457 451
Galileo Parent, FRN
6M TSFR + 4.50%, 8.118%, 3/3/33  305 304
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Icon Parent, FRN
3M TSFR + 2.75%, 6.44%, 11/13/31  278 265
Kaseya, FRN
3M TSFR + 5.00%, 8.663%, 3/21/33  382 288
McAfee, FRN
1M TSFR + 3.00%, 6.62%, 3/1/29  305 277
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 8.769%, 2/3/33  310 306
Project Alpha Intermediate Holding, FRN
3M TSFR + 5.00%, 8.70%, 5/9/33  979 571
Proofpoint, FRN
3M TSFR + 3.00%, 6.70%, 8/31/28  190 185
QualityTech, FRN
1M TSFR + 3.50%, 7.145%, 11/4/31 (2) 208 208
RealPage, FRN
3M TSFR + 3.00%, 6.961%, 4/24/28  194 188
Sabre GLBL, FRN
1M TSFR + 6.00%, 9.72%, 11/15/29  46 39
UKG, FRN
3M TSFR + 2.25%, 5.913%, 2/10/31  199 192
8,635
Transportation  0.0%
Merlin Buyer, FRN
3M TSFR + 4.00%, 7.68%, 4/15/33  221 222
222
Total Industrial 30,238
UTILITY  0.2%
Electric  0.2%
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.25%, 5.87%, 2/26/32  171 171
Cornerstone Generation, FRN
3M TSFR + 2.25%, 5.913%, 8/11/32  375 375
Talen Energy Supply, FRN
1M TSFR + 2.00%, 5.62%, 11/25/32  72 72
Talen Energy Supply, FRN
1M TSFR + 2.50%, 6.125%, 12/15/31  355 353
Total Utility 971
Total Bank Loans
(Cost $39,464) 38,521
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (8) 1 2
Total Industrial 2
Total Common Stocks
(Cost $4) 2
CONVERTIBLE BONDS  0.1%
FINANCIAL INSTITUTIONS  0.1%
Banking  0.1%
JPMorgan Chase Financial, 0.50%, 6/15/27  505 608
608
Financial Other  0.0%
Kaisa Group Holdings, Zero Coupon, 12/31/26 (1) 29 1
Kaisa Group Holdings, Zero Coupon, 12/31/27 (1) 36 —
Kaisa Group Holdings, Zero Coupon, 12/31/28 (1) 57 1
Kaisa Group Holdings, Zero Coupon, 12/31/29 (1) 57 1
Kaisa Group Holdings, Zero Coupon, 12/31/30 (1) 72 —
Kaisa Group Holdings, Zero Coupon, 12/31/31 (1) 72 1
Kaisa Group Holdings, Zero Coupon, 12/31/32 (1) 135 1
5
Total Financial Institutions 613
INDUSTRIAL  0.0%
Communications  0.0%
Cable One, 1.125%, 3/15/28  220 147
147
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 97
97
Total Industrial 244
Total Convertible Bonds
(Cost $901) 857
CONVERTIBLE PREFERRED STOCKS  0.3%
FINANCIAL INSTITUTIONS  0.0%
Brokerage Asset Managers Exchanges  0.0%
Ares Management, Series B, 6.75%, 10/1/27  3 131
Total Financial Institutions 131
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  0.1%
Capital Goods  0.0%
Boeing, 6.00%, 10/15/27  3 205
205
Consumer Non-Cyclical  0.1%
Keurig Dr Pepper PIPE, Series A, Acquisition Date: 12/24/25,
Cost $370 (2)(3)(8) — 362
362
Total Industrial 567
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $500 (2)(3)(8) 21 656
Total Miscellaneous 656
UTILITY  0.1%
Electric  0.1%
Southern, Series A, 7.125%, 12/15/28  4 199
Total Utility 199
Total Convertible Preferred Stocks
(Cost $1,340) 1,553
CORPORATE BONDS  21.3%
FINANCIAL INSTITUTIONS  5.1%
Banking  1.5%
Bank of America, VR, 5.162%, 1/24/31 (9) 935 951
Bank of America, VR, 5.464%, 5/9/36 (9) 685 699
Bank of America, VR, 5.468%, 1/23/35 (9) 614 627
Barclays, VR, 5.785%, 2/25/36 (9) 200 204
CaixaBank, VR, 6.037%, 6/15/35 (1)(9) 600 627
Citigroup, VR, 4.952%, 5/7/31 (9) 970 976
Citigroup, VR, 5.174%, 9/11/36 (9) 330 328
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (9) 560 548
ING Groep, VR, 5.42%, 3/23/37 (9) 445 446
Ipoteka-Bank ATIB, 6.45%, 10/9/30  680 683
JPMorgan Chase, VR, 4.81%, 10/22/36 (9) 430 418
Morgan Stanley, VR, 5.32%, 7/19/35 (9) 160 161
PNC Financial Services Group, VR, 5.373%, 7/21/36 (9) 235 237
Societe Generale, VR, 5.50%, 4/13/29 (1)(9) 995 1,009
Toronto-Dominion Bank, 4.928%, 10/15/35  395 388
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 6.491%, 10/23/34 (9) 600 650
8,952
Brokerage Asset Managers Exchanges  0.2%
Hightower Holding, 9.125%, 1/31/30 (1) 195 202
Jane Street Group, 6.125%, 11/1/32 (1) 185 186
Jane Street Group, 6.75%, 5/1/33 (1) 515 530
Jane Street Group, 7.125%, 4/30/31 (1) 298 309
Osaic Holdings, 8.00%, 8/1/33 (1) 210 213
1,440
Finance Companies  1.1%
Ares Capital, 5.10%, 1/15/31  40 39
Ares Capital, 5.55%, 1/15/30  305 304
Ares Capital, 5.80%, 3/8/32 (10) 65 65
Ares Capital, 5.95%, 7/15/29  87 88
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 175 174
Blackstone Private Credit Fund, 5.25%, 4/1/30  495 481
Blackstone Private Credit Fund, 5.60%, 11/22/29  112 111
Blackstone Secured Lending Fund, 5.25%, 9/4/29  200 197
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $530 (2)(3) 530 526
Cobra AcquisitionCo, 12.25%, 11/1/29 (1) 125 126
Golub Capital Private Credit Fund, 5.875%, 5/1/30  1,027 1,016
MidCap Financial, 5.735%, 4/15/29, Acquisition Date: 12/22/25  650 656
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 400
Navient, 5.625%, 8/1/33 (10) 148 120
Navient, 7.875%, 6/15/32  184 173
Navient, 9.375%, 7/25/30  470 479
Navient, 9.375%, 10/15/31  254 253
Navient, 11.50%, 3/15/31  250 266
OneMain Finance, 7.50%, 5/15/31  115 119
Sixth Street Lending Partners, 5.75%, 1/15/30  185 184
Sixth Street Lending Partners, 6.125%, 7/15/30  296 297
Sixth Street Specialty Lending, 5.625%, 8/15/30 (10) 299 297
Sixth Street Specialty Lending, 5.65%, 8/15/31  140 138
6,509
Financial Other  0.7%
Aldar Properties, VR, 6.623%, 4/15/55 (9) 640 629
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250 246
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 340 334
HA Sustainable Infrastructure Capital, VR, 7.125%, 11/15/56 (9) 325 327
HA Sustainable Infrastructure Capital, VR, 8.00%, 6/1/56 (9) 553 589
HAT Holdings I, 3.75%, 9/15/30 (1)(10) 1,125 1,049
Howard Hughes, 5.875%, 3/1/32 (1) 245 240
Howard Hughes, 6.125%, 3/1/34 (1) 381 372
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Petit Forestier Note, Series C, 5.43%, 6/10/30, Acquisition Date:
4/30/26, Cost $250 (2)(3)(8) 250 250
4,036
Insurance  1.0%
Aspen Insurance Holdings, 5.75%, 7/1/30  305 315
Asurion, 8.00%, 12/31/32 (1) 600 625
Asurion, 8.375%, 2/1/34 (1) 355 347
Centene, 4.625%, 12/15/29  942 917
CRC Insurance Group, 7.125%, 6/1/31 (1) 215 215
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 824
Horseshoe Funding Trust I, 6.062%, 2/15/36 (1) 215 218
HUB International, 7.25%, 6/15/30 (1) 285 293
HUB International, 7.375%, 1/31/32 (1) 300 307
Jones Deslauriers Insurance Management, 6.875%, 10/1/33 (1) 610 569
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 175 179
Molina Healthcare, 6.50%, 2/15/31 (1) 110 112
Reinsurance Group of America, 6.00%, 9/15/33  736 768
UnitedHealth Group, 5.30%, 6/15/35  315 321
UnitedHealth Group, 5.95%, 6/15/55  180 184
6,194
Real Estate Investment Trusts  0.6%
Brixmor Operating Partnership, 4.85%, 2/15/33  100 98
Brixmor Operating Partnership, 5.20%, 4/1/32  145 146
Brixmor Operating Partnership, 5.375%, 6/15/36  360 359
Cofinimmo, 0.875%, 12/2/30 (EUR)  300 311
FIBRA Prologis, 5.50%, 11/26/35 (1) 260 254
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 1,028
MPT Operating Partnership, 8.50%, 2/15/32 (1) 185 193
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  300 345
Service Properties Trust, 8.625%, 11/15/31 (1) 445 470
Service Properties Trust, Zero Coupon, 9/30/27 (1) 210 195
Ventas Realty, 5.10%, 7/15/32  600 604
4,003
Total Financial Institutions 31,134
INDUSTRIAL  13.7%
Basic Industry  0.5%
Anglo American Capital, 5.00%, 3/21/33 (1) 490 487
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 240 259
Bond U.S. Bidco 1, 7.125%, 6/15/33 (1) 400 403
Celanese U.S. Holdings, 7.379%, 7/15/32  305 321
Ecolab, 5.15%, 6/15/33  375 381
GC Treasury Center, VR, 6.50% (1)(9)(11) 200 199
Nutrien, 4.85%, 5/29/31  420 421
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Nutrien, 5.25%, 3/12/32  68 69
Nutrien, 5.40%, 6/21/34  34 35
SNF Group, 4.50%, 3/15/32 (EUR)  505 598
WS Escrow, 7.75%, 6/1/33 (1) 55 56
3,229
Capital Goods  1.1%
Axon Enterprise, 6.125%, 3/15/30 (1) 150 153
Axon Enterprise, 6.25%, 3/15/33 (1) 295 302
Boeing, 3.75%, 2/1/50  879 643
Boeing, 6.858%, 5/1/54  1,320 1,491
Caterpillar Financial Services, Series L, 4.30%, 5/15/29  825 825
Eaton, 4.80%, 3/6/36  200 197
Flowserve, 5.70%, 5/15/36  362 365
Quikrete Holdings, 6.375%, 3/1/32 (1) 270 275
Quikrete Holdings, 6.75%, 3/1/33 (1) 196 199
Regal Rexnord, 6.05%, 4/15/28  53 54
Regal Rexnord, 6.30%, 2/15/30  700 730
Sword Purchaser, 8.25%, 4/15/33 (1) 280 289
Sword Purchaser, 10.50%, 4/15/34 (1) 125 130
TransDigm, 6.125%, 7/31/34 (1) 195 194
TransDigm, 6.75%, 1/31/34 (1) 185 190
TransDigm, 7.125%, 12/1/31 (1) 460 478
Vertiv Holdings, 5.80%, 3/15/56  65 64
Xylem, 5.20%, 6/1/33  135 137
6,716
Communications  3.4%
Altice France, 6.875%, 7/15/32 (1) 152 149
AT&T, 4.55%, 11/1/32  395 388
AT&T, 5.25%, 10/30/36  630 623
AT&T, 6.20%, 10/30/56  630 634
Axian Telecom Holding & Management, 7.25%, 7/11/30 (1) 320 324
Beignet Investor, 6.581%, 5/30/49 (1) 1,015 1,044
CCO Holdings, 4.50%, 6/1/33 (1)(10) 210 179
CCO Holdings, 7.00%, 2/1/33 (1) 260 254
CCO Holdings, 7.375%, 3/1/31 (1)(10) 250 253
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 417
Charter Communications Operating, 6.384%, 10/23/35  492 495
Charter Communications Operating, 6.55%, 6/1/34  166 170
Clear Channel Outdoor Holdings, 7.125%, 2/15/31 (1) 115 119
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1) 199 200
Clear Channel Outdoor Holdings, 7.50%, 3/15/33 (1) 95 100
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 205 206
CMG Media, 8.875%, 6/18/29 (1) 565 455
Connect Finco, 9.00%, 9/15/29 (1) 290 306
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CSC Holdings, 5.50%, 4/15/27 (1) 230 166
CSC Holdings, 11.25%, 5/15/28 (1) 200 133
CSC Holdings, 11.75%, 1/31/29 (1) 200 126
Directv Financing, 9.25%, 6/1/32 (1) 210 216
Directv Financing, 10.00%, 2/15/31 (1) 230 241
Directv Financing, Unsecured, 8.875%, 2/1/30 (1) 105 108
Discovery Global Holdings, 4.279%, 3/15/32  15 14
Discovery Global Holdings, 5.05%, 3/15/42  240 176
DISH DBS, 5.25%, 12/1/26 (1) 350 349
DISH DBS, 5.75%, 12/1/28 (1) 170 167
DISH DBS, 7.375%, 7/1/28  380 369
E.W. Scripps, 9.875%, 8/15/30 (1) 280 268
EchoStar, 10.75%, 11/30/29  780 848
Gray Media, 9.625%, 7/15/32 (1) 270 266
Level 3 Financing, 6.875%, 6/30/33 (1) 100 103
Level 3 Financing, 7.00%, 3/31/34 (1) 520 539
Meta Platforms, 5.25%, 5/15/36  405 405
Meta Platforms, 5.50%, 11/15/45  550 516
Meta Platforms, 5.625%, 11/15/55  348 321
NTT Finance, 5.171%, 7/16/32 (1) 225 226
OAK-Eagle Acquireco, 7.25%, 7/1/33 (1) 277 289
OAK-Eagle Acquireco, 8.75%, 7/1/34 (1) 205 217
Rogers Communications, 3.80%, 3/15/32  1,310 1,222
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 91
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,827
Sirius XM Radio, 5.875%, 4/15/32 (1) 320 318
Stagwell Global, 5.625%, 8/15/29 (1) 205 199
T-Mobile USA, 4.625%, 1/15/33  1,010 993
T-Mobile USA, 5.00%, 2/15/36  925 912
Univision Communications, 8.50%, 7/31/31 (1) 130 131
Univision Communications, 9.375%, 8/1/32 (1) 140 143
Veon Midco, 3.375%, 11/25/27  720 709
Veon Midco, 6.95%, 6/1/31 (1) 620 621
Viasat, 7.50%, 5/30/31 (1) 140 141
20,686
Consumer Cyclical  1.2%
Advance Auto Parts, 7.00%, 8/1/30 (1) 165 169
Advance Auto Parts, 7.375%, 8/1/33 (1) 345 359
Aptiv Swiss Holdings, 3.10%, 12/1/51  985 607
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(4) 416 460
Clarios Global, 6.75%, 2/15/30 (1) 150 155
EG Global Finance, 12.00%, 11/30/28 (1) 200 213
Ferrari, 3.625%, 5/21/30 (EUR)  275 325
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flutter Treasury, 5.875%, 6/4/31 (1) 200 198
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 664
Ford Motor Credit, 5.73%, 9/5/30  315 319
General Motors Financial, 5.45%, 1/8/36  190 190
General Motors Financial, 6.40%, 1/9/33  181 193
GLP Capital, 5.25%, 2/15/33  645 634
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 203
Match Group Holdings II, 6.125%, 9/15/33 (1) 195 192
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $395 (2)(3) 395 395
Nissan Motor, 7.50%, 7/17/30 (1) 285 295
Nissan Motor Acceptance, 6.125%, 9/30/30 (1) 195 193
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 102
Rivian Holdings, 10.00%, 1/15/31 (1) 780 769
Six Flags Entertainment, 8.625%, 1/15/32 (1) 195 200
Voyager Parent, 9.25%, 7/1/32 (1) 194 206
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 191
Yum! Brands, 5.375%, 4/1/32  110 110
7,342
Consumer Non-Cyclical  2.0%
1261229 B.C., 10.00%, 4/15/32 (1) 530 543
AbbVie, 5.40%, 3/15/54  605 581
Augusta SpinCo, 4.945%, 3/23/33  185 184
Augusta SpinCo, 5.245%, 3/23/36  335 334
BAT Capital, 5.35%, 8/15/32  470 483
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 410
Bon Secours Mercy Health, 3.464%, 6/1/30  230 221
CHS, 9.75%, 1/15/34 (1) 240 252
CHS, 10.875%, 1/15/32 (1) 224 241
Cigna Group, 4.50%, 9/15/30  190 189
CommonSpirit Health, 2.782%, 10/1/30  56 52
CVS Health, 5.625%, 2/21/53  725 678
CVS Health, VR, 6.75%, 12/10/54 (9) 837 872
CVS Health, VR, 7.00%, 3/10/55 (9) 185 193
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  270 316
Health & Happiness International Holdings, 9.125%, 7/24/28  650 683
Imperial Brands Finance, 5.625%, 7/1/35 (1) 630 636
Imperial Brands Finance, 6.375%, 7/1/55 (1) 350 357
LifePoint Health, 7.00%, 5/1/34 (1) 325 317
LifePoint Health, 10.00%, 6/1/32 (1)(10) 633 648
Medline Borrower, 5.25%, 6/15/33 (1) 705 705
Medline Borrower, 6.25%, 4/1/29 (1) 123 126
Newell Brands, 6.625%, 5/15/32 (10) 205 200
Newell Brands, 8.50%, 6/1/28 (1) 167 175
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Opal Bidco, 6.50%, 3/31/32 (1) 445 453
Organon, 5.125%, 4/30/31 (1) 250 248
Paradigm Parent & Paradigm Parent CO-Issuer, 8.75%, 4/17/32 (1) 185 169
Solventum, 5.90%, 4/30/54  653 646
Sutter Health, Series 2025, 5.213%, 8/15/32  150 153
Sutter Health, Series 2025, 5.537%, 8/15/35  460 476
Tenet Healthcare, 6.00%, 11/15/33 (1) 75 76
Tenet Healthcare, 6.875%, 11/15/31  180 191
Wolfspeed, 13.875%, 6/23/30, (9.875% Cash and 4.00% PIK) (1)(4) 291 321
12,129
Energy  2.7%
Aethon III, 10.077%, 1/10/27, Acquisition Date: 9/5/25, Cost $389 (2)
(3) 390 390
AmeriGas Partners, 9.50%, 6/1/30 (1) 85 91
Baker Hughes Holdings, 5.85%, 6/15/56  640 638
Breakwater Energy Holdings, 9.25%, 11/15/30 (1) 250 265
BX Frontier Member, 6.60%, 12/31/60, Acquisition Date: 3/12/26,
Cost $546 (2)(3) 546 546
Cheniere Energy, 5.20%, 7/30/36 (1) 185 182
Cheniere Energy Partners, 3.25%, 1/31/32  105 96
Cheniere Energy Partners, 5.55%, 10/30/35  326 332
Cheniere Energy Partners, 5.75%, 8/15/34  43 45
Cheniere Energy Partners, 5.95%, 6/30/33  17 18
Cheniere Energy Partners, 6.05%, 11/30/56 (1) 250 253
Columbia Pipelines Operating, 5.507%, 5/15/36 (1) 265 268
Comstock Resources, 6.75%, 3/1/29 (1) 205 201
Crescent Energy Finance, 7.375%, 1/15/33 (1) 457 464
Crescent Energy Finance, 7.625%, 4/1/32 (1) 125 128
Crescent Energy Finance, 9.75%, 10/15/30 (1) 195 208
Diamondback Energy, 5.40%, 4/18/34  653 668
Diamondback Energy, 5.75%, 4/18/54  1,013 996
FS Luxembourg, 8.625%, 6/25/33  500 498
Harbour Energy, 6.327%, 4/1/35 (1) 1,095 1,128
Hilcorp Energy I, 7.25%, 2/15/35 (1) 125 127
Hilcorp Energy I, 8.375%, 11/1/33 (1) 584 621
Matador Resources, 6.00%, 4/15/34 (1) 320 316
Matador Resources, 6.25%, 4/15/33 (1) 185 186
National Fuel Gas, 4.75%, 5/15/29  105 105
National Fuel Gas, 5.05%, 10/15/31  295 295
NGL Energy Operating, 8.375%, 2/15/32 (1) 155 163
Occidental Petroleum, 6.05%, 10/1/54  1,070 1,082
ONEOK, 5.05%, 11/1/34  588 578
ONEOK, 6.05%, 9/1/33  638 671
Permian Resources Operating, 6.25%, 2/1/33 (1) 190 195
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 147
Prairie Acquiror, 9.00%, 8/1/29 (1) 195 203
Raizen Fuels Finance, 5.70%, 1/17/35 (1)(12) 760 439
Raizen Fuels Finance, 6.25%, 7/8/32 (12) 300 173
Range Resources, 4.75%, 2/15/30 (1) 215 210
SM Energy, 9.625%, 6/15/33 (1) 425 473
Sunoco, 7.25%, 5/1/32 (1) 155 162
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 155 160
Transocean Aquila, 8.00%, 9/30/28 (1) 89 91
Transocean International, 7.875%, 10/15/32 (1) 60 64
Transocean International, 8.25%, 5/15/29 (1) 130 135
Transocean International, 8.75%, 2/15/30 (1) 141 148
Vaca Muerta, FRN, 6M TSFR + 5.38%, 9.335%, 7/8/30, Acquisition
Date: 12/1/25, Cost $340 (3) 340 344
Venture Global LNG, 9.50%, 2/1/29 (1) 290 316
Venture Global LNG, VR, 9.00% (1)(9)(11) 610 603
Venture Global Plaquemines LNG, 6.125%, 12/15/30 (1) 110 113
Venture Global Plaquemines LNG, 6.50%, 1/15/34 (1) 165 173
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 180 199
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 475 533
16,440
Industrial Other  0.1%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 207
Booz Allen Hamilton, 5.95%, 4/15/35  610 616
823
Technology  2.5%
APLD ComputeCo 2, 6.75%, 3/15/31 (1) 320 323
AthenaHealth Group, 6.50%, 2/15/30 (1) 270 260
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 59 54
Cloud Software Group, 9.00%, 9/30/29 (1) 620 613
Edged Compute, 7.50%, 4/30/31 (1) 350 351
Fidelity National Information Services, 4.80%, 3/10/31  720 715
Fiserv, 4.55%, 2/15/31  1,660 1,627
Flash Compute, 7.25%, 12/31/30 (1) 221 228
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200 210
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200 211
Foundry JV Holdco, 6.40%, 1/25/38 (1) 870 928
HUT 8 DC, 6.192%, 11/15/42 (1) 695 702
Intel, 5.30%, 5/15/36  195 195
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 781
McAfee, 7.375%, 2/15/30 (1) 305 261
Meridian Arc Holdco, 6.25%, 4/30/31 (1) 445 447
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 196 201
Neptune Bidco U.S., 9.50%, 2/15/33 (1) 90 92
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Neptune Bidco U.S., 10.375%, 5/15/31 (1) 540 564
Oracle, 4.70%, 9/27/34  70 65
Oracle, 5.20%, 9/26/35  771 733
Oracle, 5.70%, 2/4/36  631 620
Oracle, 5.95%, 9/26/55  680 595
PR RNO Property Owner 1, 6.50%, 5/1/31 (1) 215 215
QTS Fayetteville I DC1-2, 5.70%, 4/15/36 (1) 950 925
RD Michigan Property Owner I, 7.50%, 3/30/45 (1) 920 922
Salesforce, 2.90%, 7/15/51  223 132
Salesforce, 6.55%, 3/15/56  640 653
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $670 (2)(3) 670 670
Synopsys, 5.70%, 4/1/55  595 580
UKG, 6.875%, 2/1/31 (1) 225 221
WULF Compute, 7.75%, 10/15/30 (1) 440 463
15,557
Transportation  0.2%
Avis Budget Car Rental, 8.25%, 1/15/30 (1) 190 196
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 582
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 138
916
Total Industrial 83,838
UTILITY  2.5%
Electric  2.2%
AES, 5.80%, 3/15/32  1,015 1,032
AES Andes, 6.25%, 3/14/32 (1) 228 234
Alpha Generation, 6.75%, 10/15/32 (1) 290 297
CFE Fibra, 5.875%, 9/23/40 (1) 197 193
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 288
CHPE, Series A, 5.51%, 9/30/35, Acquisition Date: 8/22/25,
Cost $200 (2)(3) 200 200
Constellation Energy Generation, 3.75%, 3/1/31 (1) 232 221
Constellation Energy Generation, 4.625%, 2/1/29 (1) 195 194
Constellation Energy Generation, 5.00%, 2/1/31 (1) 199 199
Edison International, 5.00%, 5/5/28  250 251
Eversource Energy, 5.95%, 7/15/34  420 439
FirstEnergy, 2.65%, 3/1/30  640 593
FirstEnergy, Series B, 2.25%, 9/1/30  116 105
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1) 270 268
FirstEnergy Transmission, 5.00%, 1/15/35  230 227
Kentucky Utilities, 5.85%, 8/15/55  70 70
Louisville Gas & Electric, 5.85%, 8/15/55  70 71
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 420 418
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
NRG Energy, 5.875%, 5/15/34 (1) 325 323
NRG Energy, 6.00%, 1/15/36 (1) 300 298
Pacific Gas & Electric, 3.50%, 8/1/50  250 167
Pacific Gas & Electric, 4.95%, 7/1/50  240 201
Pacific Gas & Electric, 5.05%, 10/15/32  715 711
Pacific Gas & Electric, 5.90%, 10/1/54  157 148
PacifiCorp, VR, 7.125%, 8/15/56 (9) 365 367
PG&E, VR, 6.85%, 9/15/56 (9) 320 319
PG&E, VR, 7.375%, 3/15/55 (9) 189 192
Public Service of Oklahoma, 5.45%, 1/15/36  815 823
San Diego Gas & Electric, Series DDDD, 5.20%, 3/15/36  225 225
Southern California Edison, 4.80%, 3/15/33  420 411
Southern California Edison, 4.95%, 9/15/31  440 440
Talen Energy Supply, 6.125%, 5/1/31 (1) 120 120
Talen Energy Supply, 6.25%, 2/1/34 (1) 330 329
Talen Energy Supply, 6.50%, 2/1/36 (1) 185 186
Vistra, Series C, VR, 8.875% (1)(9)(11) 1,805 1,941
Vistra Operations, 5.70%, 12/30/34 (1) 19 19
Vistra Operations, 6.95%, 10/15/33 (1) 570 620
XPLR Infrastructure Operating Partners, 7.75%, 4/15/34 (1) 495 523
13,663
Natural Gas  0.3%
APA Infrastructure, 5.125%, 9/16/34 (1) 264 261
Boston Gas, 6.119%, 7/20/53 (1) 365 361
Brooklyn Union Gas, 5.456%, 3/16/36 (1) 550 545
Sempra, 5.25%, 3/15/36  165 163
Southern California Gas, 5.45%, 6/15/35  310 318
1,648
Total Utility 15,311
Total Corporate Bonds
(Cost $129,408) 130,283
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  4.1%
Owned No Guarantee  0.5%
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 720 707
Petroleos Mexicanos, 6.75%, 9/21/47  355 298
Petroleos Mexicanos, 7.69%, 1/23/50  302 277
Petroleos Mexicanos, 10.00%, 2/7/33  1,435 1,686
2,968
Sovereign  2.8%
Commonwealth of Bahamas, 8.25%, 6/24/36 (1) 570 639
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 690 694
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Government of Romania, 5.375%, 6/7/33 (EUR) (1) 370 436
Republic of Angola, 9.375%, 3/31/33 (1) 655 686
Republic of Argentina, 1.00%, 7/9/29  746 674
Republic of Argentina, STEP, 4.125%, 7/9/35  1,440 1,112
Republic of Brazil, 7.25%, 1/12/56  995 997
Republic of Chile, 3.10%, 5/7/41  1,240 948
Republic of Colombia, 7.75%, 11/7/36  1,210 1,267
Republic of Costa Rica, 6.001%, 1/16/36 (EUR) (1) 1,250 1,544
Republic of Ecuador, 8.75%, 1/29/34 (1) 940 954
Republic of Ivory Coast, 8.075%, 4/1/36 (1) 1,015 1,108
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,155 2,280
Republic of Romania, 5.75%, 7/4/36 (1) 300 286
Republic of Romania, 6.625%, 5/16/36 (1) 978 1,001
Republic of Serbia, 5.50%, 5/6/36 (1) 1,270 1,244
State of Israel, Series 10Y, 5.50%, 3/12/34 (10) 708 720
United Mexican States, 6.125%, 2/9/38  620 610
17,200
Treasuries  0.8%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/33
(BRL)  18,950 3,141
Republic of Nigeria OMO Bill, Series 210D, Zero Coupon, 21.114%,
8/25/26 (NGN)  2,730,000 1,894
5,035
Total Foreign Government Obligations & Municipalities
(Cost $24,548) 25,203
MUNICIPAL SECURITIES  0.6%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (13) 2,857 1,971
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 67
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 71
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 80
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 81
2,460
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Texas  0.2%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 865
865
Total Municipal Securities
(Cost $2,997) 3,325
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  10.1%
Collateralized Mortgage Obligations  7.1%
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,360 1,354
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 130 130
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.399%, 9/25/29, Acquisition
Date: 8/29/24, Cost $274 (2)(3) 274 275
Bayview Opportunity Master Fund VI Trust
Series 2021-6, Class A5, CMO, ARM, 2.50%, 10/25/51 (1) 512 456
BINOM Mortgage Loan Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.06%, 2/25/66 (1) 267 266
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 343 330
BRAVO Residential Funding Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.183%, 3/25/66 (1) 428 427
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 92 81
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 839 735
CLIP Trust
Series 2026-NQM1, Class A1, CMO, ARM, 5.221%, 5/25/71 (1) 517 515
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 20 15
COLT Mortgage Loan Trust
Series 2025-10, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.812%, 10/25/70 (1) 389 390
COLT Mortgage Loan Trust
Series 2026-3, Class A1, CMO, ARM, 5.119%, 5/25/71 (1) 240 239
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 1/25/45 (1) 134 135
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
4.612%, 2/25/45 (1) 692 692
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2025-R06, Class 1M1, CMO, ARM, SOFR30A + 0.95%,
4.562%, 9/25/45 (1) 194 194
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.662%, 2/25/46 (1) 453 452
Connecticut Avenue Securities Trust
Series 2026-R03, Class 2M1, CMO, ARM, SOFR30A + 1.25%,
4.862%, 4/25/46 (1) 969 970
Cross
Series 2026-NQM6, Class A2, CMO, STEP, 5.521%, 5/25/71 (1) 323 322
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 54 55
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 637 637
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,172 2,183
Cross Mortgage Trust
Series 2025-H5, Class A1B, CMO, STEP, 5.509%, 7/25/70 (1) 370 371
Cross Mortgage Trust
Series 2026-NQM3, Class A1, CMO, ARM, 5.125%, 3/25/71 (1) 1,257 1,253
Deephaven Residential Mortgage Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.483%, 2/25/71 (1) 461 462
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 281 281
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 413 412
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 273 274
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 288 289
EFMT
Series 2025-INV4, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.808%, 10/25/70 (1) 186 186
EFMT
Series 2025-NQM3, Class A1, CMO, STEP, 5.494%, 8/25/70 (1) 1,331 1,334
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 292 291
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 170 169
EFMT
Series 2026-INV2, Class A1, CMO, ARM, 4.682%, 2/25/71 (1) 646 638
EFMT
Series 2026-NQM4, Class A1, CMO, ARM, 5.466%, 4/25/71 (1) 297 297
EFMT
Series 2026-NQM4, Class A2, CMO, STEP, 5.669%, 4/25/71 (1) 846 848
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.962%, 10/25/47 (1) 201 186
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 44 39
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.657%, 12/25/46 (1) 52 52
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 27 25
GCAT Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.449%, 2/25/71 (1) 1,076 1,079
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,200 986
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 346 347
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 687 682
HOMES Trust
Series 2026-NQM2, Class A1, CMO, ARM, 5.488%, 1/25/71 (1) 793 796
HOMES Trust
Series 2026-NQM3, Class A2, CMO, STEP, 5.465%, 4/27/71 (1) 612 611
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 822 694
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 6.04%, 6/25/67 (1) 990 986
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 52 47
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 60 54
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 204 177
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,032 1,021
JPMorgan Mortgage Trust
Series 2025-HE3, Class A1, CMO, ARM, SOFR30A + 1.35%,
4.975%, 3/20/56 (1) 171 172
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 1,298 1,301
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 109 105
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 125 125
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 152 153
Morgan Stanley Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.075%, 3/25/71 (1) 437 434
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 524 526
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 418 418
New Residential Mortgage Loan Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.003%, 2/25/66 (1) 512 509
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 474 474
NYMT Loan Trust
Series 2026-INV2, Class A1, CMO, ARM, 5.475%, 4/25/61 (1) 403 405
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 23 22
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 66 61
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM, 3.00%, 5/25/60 (1) 18 16
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 38 33
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 290 253
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.65%, 3/25/53 (1) 256 257
OBX Trust
Series 2025-NQM14, Class A1B, CMO, STEP, 5.162%, 7/25/65 (1) 772 770
OBX Trust
Series 2026-NQM4, Class A1, CMO, ARM, 5.173%, 2/25/66 (1) 412 411
OBX Trust
Series 2026-NQM4, Class A1B, CMO, STEP, 5.173%, 2/25/66 (1) 108 108
OBX Trust
Series 2026-NQM5, Class A1, CMO, ARM, 5.321%, 1/25/66 (1) 577 578
OBX Trust
Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1) 1,135 1,124
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 565 568
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.434%, 4/25/43  145 141
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 33 31
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 14 13
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 2 2
SG Residential Mortgage Trust
Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1) 731 729
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.852%, 5/25/48 (1) 2 2
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, CMO, ARM, SOFR30A + 4.50%,
8.112%, 6/25/42 (1) 205 212
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1B, CMO, ARM, SOFR30A + 3.70%,
7.312%, 9/25/42 (1) 1,575 1,626
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.712%, 9/25/45 (1) 176 176
Structured Agency Credit Risk Debt Notes
Series 2026-DNA2, Class M1, CMO, ARM, SOFR30A + 1.20%,
4.812%, 3/25/46 (1) 1,168 1,168
Structured Agency Credit Risk Debt Notes
Series 2026-HQA1, Class A1, CMO, ARM, SOFR30A + 1.00%,
4.643%, 5/25/46 (1) 340 340
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.886%, 12/25/64 (1) 276 277
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 4.978%, 7/25/65 (1) 119 118
Towd Point Mortgage Trust
Series 2024-5, Class A1B, CMO, ARM, 4.62%, 10/25/64 (1) 1,278 1,271
Towd Point Mortgage Trust
Series 2025-1, Class A1A, CMO, ARM, 4.803%, 6/25/65 (1) 557 562
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.803%, 6/25/65 (1) 276 277
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.102%, 1/25/66 (1) 564 557
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 121 121
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 639 642
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 550 548
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.781%, 1/20/46 (1) 366 350
43,726
Commercial Mortgage-Backed Securities  3.0%
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 768
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.901%,
11/15/34 (1) 365 5
BFLD Commercial Mortgage Trust
Series 2025-5MW, Class C, ARM, 5.451%, 10/10/42 (1) 265 265
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.292%,
8/15/38 (1) 779 697
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.269%,
12/15/39 (1) 443 444
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.268%,
5/15/41 (1) 497 498
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 5.468%,
5/15/41 (1) 595 596
BX Commercial Mortgage Trust
Series 2026-CSMO, Class C, ARM, 1M TSFR + 2.00%, 5.627%,
2/15/43 (1) 230 231
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.027%,
6/15/35 (1) 225 225
BX Trust
Series 2025-VOLT, Class B, ARM, 1M TSFR + 2.10%, 5.727%,
12/15/44 (1) 555 555
BX Trust
Series 2026-CLS, Class B, ARM, 1M TSFR + 1.70%, 5.327%,
5/15/43 (1) 130 130
BX Trust
Series 2026-CLS, Class C, ARM, 1M TSFR + 2.35%, 5.977%,
5/15/43 (1) 100 100
BX Trust
Series 2026-PNDA, Class B, ARM, 1M TSFR + 1.50%, 5.15%,
5/15/43 (1) 430 431
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 509
CENT
Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 755 756
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.576%, 2/10/49  1,065 1,044
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.269%,
8/15/41 (1) 675 672
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 3.908%, 12/15/52  645 595
Extended Stay America Trust
Series 2025-ESH, Class C, ARM, 1M TSFR + 1.85%, 5.477%,
10/15/42 (1) 361 362
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 845
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 5.568%,
5/15/37 (1) 805 805
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 5.469%,
9/15/41 (1) 545 545
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 1,595 1,431
Manhattan West Mortgage Trust
Series 2026-2MW, Class B, ARM, 5.718%, 6/10/48 (1) 1,095 1,101
NYC Trust
Series 2026-9W57, Class B, ARM, 5.353%, 6/6/40 (1) 1,490 1,489
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,307 950
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, 4.40%, 1/12/60 (CAD) (1) 2,530 1,848
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 220 220
18,117
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $62,613) 61,843
PREFERRED STOCKS  0.3%
Insurance  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3) 1 1,303
Navacord, Class A, Acquisition Date: 1/30/26, Cost $530 (CAD) (2)
(3)(8) 1 518
Total Preferred Stocks
(Cost $1,820) 1,821
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.4%
U.S. Government Agency Obligations  20.1%
Federal Home Loan Mortgage
2.50%, 5/1/30  44 43
3.00%, 4/1/47 - 1/1/48  99 88
3.50%, 8/1/42 - 3/1/46  2,699 2,541
4.00%, 8/1/40 - 1/1/46  211 205
4.50%, 6/1/39 - 5/1/42  95 95
5.00%, 7/1/33 - 8/1/40  32 33
5.50%, 10/1/38 - 1/1/40  23 23
6.00%, 10/1/32 - 8/1/38  8 8
6.50%, 9/1/34 - 4/1/37  42 45
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 5.935%, 1/1/36  1 1
1Y CMT + 2.25%, 6.317%, 10/1/36  — —
1Y CMT + 2.347%, 6.111%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  1 1
RFUCCT1Y + 1.848%, 6.384%, 3/1/36  1 1
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  — —
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  1 —
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  2,514 258
2.00%, 2/25/51  1,617 217
2.50%, 7/25/50 - 3/25/51  8,669 1,423
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  3,861 3,176
2.50%, 3/1/42 - 4/1/52  7,189 6,096
3.00%, 5/1/31 - 7/1/52  3,297 2,931
3.50%, 5/1/33 - 3/1/48  1,176 1,104
4.00%, 12/1/49 - 6/1/52  1,525 1,437
4.50%, 5/1/50  65 63
5.00%, 12/1/41 - 2/1/56  4,887 4,834
5.50%, 8/1/53 - 9/1/55  5,546 5,607
6.00%, 2/1/53 - 8/1/55  4,032 4,143
6.50%, 8/1/55 - 9/1/55  905 946
Federal National Mortgage Assn., 3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  — —
RFUCCT1Y + 1.613%, 6.095%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.20%, 11/1/37  1 1
RFUCCT1Y + 1.722%, 6.284%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.02%, 12/1/35  — —
RFUCCT1Y + 1.857%, 6.453%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.392%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.415%, 12/1/36  — —
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 5/25/51  9,482 1,257
6.50%, 2/25/32  — —
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37  723 649
2.00%, 9/1/36 - 3/1/52  18,912 15,556
2.50%, 5/1/30 - 9/1/52  9,421 8,101
3.00%, 1/1/27 - 7/1/52  3,940 3,549
3.50%, 4/1/31 - 7/1/50  2,007 1,861
4.00%, 11/1/37 - 11/1/52  3,329 3,187
4.50%, 7/1/39 - 10/1/52  3,848 3,744
5.00%, 7/1/33 - 2/1/54  2,849 2,832
5.50%, 12/1/33 - 11/1/55  6,840 6,904
6.00%, 11/1/32 - 10/1/55  5,215 5,380
6.50%, 7/1/32 - 8/1/55  2,697 2,815
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA (14)
2.00%, 6/1/41 - 6/1/56  8,265 6,781
2.50%, 6/1/56  4,060 3,398
3.00%, 6/1/56  1,915 1,672
3.50%, 6/1/56  3,115 2,831
4.00%, 6/1/56  3,250 3,042
4.50%, 6/1/56  2,545 2,443
5.00%, 6/1/56  4,350 4,279
5.50%, 6/1/56  3,980 3,998
6.00%, 6/1/56  2,080 2,124
6.50%, 6/1/56  845 878
122,612
U.S. Government Obligations  5.3%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/1/52  5,364 4,406
2.50%, 8/1/50 - 4/20/52  5,136 4,396
3.00%, 5/1/46 - 3/20/52  3,123 2,798
3.50%, 9/15/41 - 2/20/48  2,752 2,553
4.00%, 2/1/41 - 9/20/52  2,230 2,106
4.50%, 11/1/39 - 4/20/53  2,029 1,976
5.00%, 4/20/35 - 4/20/53  1,817 1,817
5.50%, 10/1/32 - 3/1/49  371 380
6.00%, 9/20/52 - 11/20/52  542 558
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/1/47  22 20
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  3,765 460
2.50%, 11/20/50 - 11/20/51  10,602 1,530
3.50%, 3/20/43 - 5/1/43  143 15
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 2/1/43  15 2
Government National Mortgage Assn., TBA (14)
2.00%, 6/20/56  1,150 944
2.50%, 6/20/55  2,215 1,894
3.50%, 6/20/56  350 315
4.50%, 6/20/56  1,875 1,804
5.00%, 6/20/56  1,965 1,940
5.50%, 6/20/56  2,435 2,450
6.00%, 6/20/56  300 306
32,670
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $158,757) 155,282
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  22.6%
U.S. Treasury Obligations  22.6%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,416
U.S. Treasury Bonds, 1.375%, 11/15/40  2,215 1,423
U.S. Treasury Bonds, 1.375%, 8/15/50 (15) 3,800 1,842
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,035
U.S. Treasury Bonds, 2.00%, 8/15/51  12,420 7,002
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,436
U.S. Treasury Bonds, 2.375%, 2/15/42  3,715 2,695
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,399
U.S. Treasury Bonds, 3.00%, 8/15/52  780 548
U.S. Treasury Bonds, 3.25%, 5/15/42  1,275 1,045
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,034
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,701
U.S. Treasury Bonds, 3.75%, 11/15/43  1,685 1,449
U.S. Treasury Bonds, 3.875%, 2/15/43  960 847
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,441
U.S. Treasury Bonds, 4.00%, 11/15/52  1,740 1,477
U.S. Treasury Bonds, 4.125%, 8/15/44  6,050 5,444
U.S. Treasury Bonds, 4.125%, 8/15/53  4,675 4,054
U.S. Treasury Bonds, 4.25%, 2/15/54  6,870 6,083
U.S. Treasury Bonds, 4.25%, 8/15/54  1,560 1,382
U.S. Treasury Bonds, 4.375%, 5/15/41  175 167
U.S. Treasury Bonds, 4.375%, 8/15/43  1,450 1,358
U.S. Treasury Bonds, 4.625%, 11/15/44  5,605 5,376
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,341
U.S. Treasury Bonds, 4.75%, 2/15/45  405 394
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 6,975
U.S. Treasury Bonds, 5.00%, 5/15/45  6,535 6,562
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,639
U.S. Treasury Notes, 1.875%, 2/15/32  580 512
U.S. Treasury Notes, 3.75%, 12/31/30 (15) 2,475 2,436
U.S. Treasury Notes, 3.75%, 8/31/31  7,660 7,510
U.S. Treasury Notes, 4.00%, 1/31/31  13,030 12,955
U.S. Treasury Notes, 4.125%, 10/31/31  3,715 3,705
U.S. Treasury Notes, 4.25%, 2/28/31  4,070 4,089
U.S. Treasury Notes, 4.25%, 11/15/34  3,970 3,936
U.S. Treasury Notes, 4.25%, 5/15/35  2,650 2,621
U.S. Treasury Notes, 4.25%, 8/15/35  3,135 3,097
U.S. Treasury Notes, 4.375%, 11/30/30 (15) 2,185 2,207
U.S. Treasury Notes, 4.625%, 4/30/31  12,055 12,308
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $150,196) 137,941
SHORT-TERM INVESTMENTS  1.3%
Commercial Paper  0.4%
4(2)  0.4%(16)
CRF Sequoia, 4.87%, 11/30/26  2,650 2,650
2,650
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 3.67% (17)(18) 5,364 5,364
5,364
Total Short-Term Investments
(Cost $8,014) 8,014
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (17)(18) 702 702
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 702
T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.67% (17)(18) 1,632 1,632
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,632
Total Securities Lending Collateral
(Cost $2,334) 2,334
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.60%* (8) 1 63,200 27
Bank of America
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Europe-S45, 5 Year Index,
6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.65%* (EUR) (8) 1 78,500 10
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed 2.50%
Annually, Pay Variable 3.63%
(SOFR) Annually, 1/8/27 @
2.50%* (8) 2 319,000 118
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 8/19/26 @
1.05%* (8) 1 24,300 100
T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
State Street SPDR S&P
Regional Banking ETF, Put,
6/18/26 @ 0.68% (8) 376 2,617 31
Total Options Purchased (Cost $986) 286
Total Investments in Securities
106.7% of Net Assets
(Cost $667,852) $ 651,334
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $201,809 and represents 33.1% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $7,537 and represents 1.2% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at May 31, 2026, were $106 and were valued at $106 (0.0% of net assets).
(8) Non-income producing
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(10) See Note 4 . All or a portion of this security is on loan at May 31, 2026.
(11) Perpetual security with no stated maturity date.
(12) Issuer has failed to make a scheduled interest and/or principal payment or is in default.
(13) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $41,099 and represents 6.7% of net assets.
(15) At May 31, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(16) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $2,650 and represents 0.4% of net assets.
(17) Seven-day yield
(18) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
T. ROWE PRICE Total Return Fund

HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PRIME Prime rate
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand
T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 7/15/26 @
0.75%* 1 63,200 (11)
Bank of America
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
iTraxx Europe-S45, 5 Year
Index, 6/20/31), Pay 1.00%
Quarterly, Receive upon
credit default, 6/17/26 @
0.80%* (EUR) 1 78,500 (2)
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.63% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 319,000 (50)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S46, 5 Year
Index, 6/20/31), Pay 5.00%
Quarterly, Receive upon
credit default, 8/19/26 @
0.99%* 1 24,300 (28)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $80.00 189 1,518 (6)
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $80.00 189 1,518 (5)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/18/26 @ $79.00 190 1,526 (26)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/18/26 @ $79.00 190 1,526 (2)
Total Options Written (Premiums $(374)) $ (130)
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.4%
Credit Default Swaps, Protection Sold 0.4%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 1 —
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 79,725 2,935 2,661 274
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CMBX.
NA.BBB-S17, 30 Year Index), Receive
3.00% Monthly, Pay upon credit default,
12/15/56 5,250 (746) (594) (152)
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, Caa1*),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/30 * 10 1 — 1
Total Bilateral Credit Default Swaps, Protection
Sold 2,068 123
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 619 13 11 2
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 971 19 16 3
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.049% (SOFR
+ 0.48%) at Maturity, 8/12/26 222 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 202 3 2 1
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 286 4 4 —
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 1,532 32 23 9
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 946 14 10 4
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 578 6 6 —
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.049% (SOFR +
0.48%) at Maturity, 8/12/26 199 3 3 —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 308 12 9 3
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.049% (SOFR + 0.48%) at
Maturity, 8/12/26 272 8 7 1
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.049%
(SOFR + 0.48%) at Maturity, 8/12/26 289 — — —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
3.926% (SOFR + 0.35%) Monthly,
1/18/28 1,683 20 — 20
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 3.631% (SOFR +
0.00%) Quarterly, 12/20/26 12,650 (73) — (73)
Total Bilateral Total Return Swaps 93 (29)
Total Bilateral Swaps 2,161 94
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S45, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 12/20/30 3,474 (326) (272) (54)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (54)
Total Centrally Cleared Swaps (54)
Net payments (receipts) of variation margin to date 52
Variation margin receivable (payable) on centrally cleared swaps $ (2)
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $93.
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 6/2/26 CNH 4,739 USD 696 $ 5
Bank of America 6/2/26 INR 52,378 USD 554 (2)
Bank of America 6/2/26 USD 549 INR 52,378 (2)
Citibank 6/3/26 SGD 415 USD 325 —
Citibank 7/2/26 USD 326 SGD 415 —
Citibank 8/31/26 EGP 66,250 USD 1,232 (8)
Citibank 8/31/26 USD 1,215 EUR 1,040 (3)
Deutsche Bank 6/2/26 INR 49,641 USD 520 2
Deutsche Bank 6/2/26 USD 518 INR 49,641 (4)
Deutsche Bank 6/3/26 IDR 9,901,337 USD 554 —
Deutsche Bank 6/3/26 USD 573 IDR 9,901,337 19
Deutsche Bank 7/2/26 INR 49,641 USD 516 4
Goldman Sachs 6/2/26 CNH 8,493 USD 1,255 1
Goldman Sachs 6/3/26 SGD 430 USD 337 —
Goldman Sachs 7/2/26 USD 1,257 CNH 8,493 (1)
Goldman Sachs 7/2/26 USD 337 SGD 430 —
HSBC Bank 6/2/26 KRW 1,070,497 USD 710 —
HSBC Bank 6/2/26 USD 1,297 CNH 8,858 (13)
HSBC Bank 6/2/26 USD 637 ILS 1,878 (29)
HSBC Bank 6/2/26 USD 712 KRW 1,070,497 2
HSBC Bank 7/2/26 USD 711 KRW 1,070,497 —
HSBC Bank 8/21/26 USD 6,066 EUR 5,191 (9)
JPMorgan Chase 6/2/26 AUD 116 USD 83 1
JPMorgan Chase 6/2/26 BRL 131 USD 26 —
JPMorgan Chase 6/2/26 BRL 45 USD 9 —
JPMorgan Chase 6/2/26 CAD 120 USD 87 —
JPMorgan Chase 6/2/26 CAD 4 USD 3 —
JPMorgan Chase 6/2/26 CHF 33 USD 43 —
JPMorgan Chase 6/2/26 CHF 2 USD 2 —
JPMorgan Chase 6/2/26 CLP 488,907 USD 547 2
JPMorgan Chase 6/2/26 CNH 289 USD 43 —
JPMorgan Chase 6/2/26 COP 3,803,899 USD 1,047 (16)
JPMorgan Chase 6/2/26 CZK 8,431 USD 404 1
JPMorgan Chase 6/2/26 CZK 150 USD 7 —
JPMorgan Chase 6/2/26 EGP 20,088 USD 378 6
JPMorgan Chase 6/2/26 EUR 1 USD 1 —
JPMorgan Chase 6/2/26 EUR 586 USD 685 (1)
JPMorgan Chase 6/2/26 GBP 126 USD 169 1
JPMorgan Chase 6/2/26 GBP 313 USD 422 (1)
JPMorgan Chase 6/2/26 HUF 98,272 USD 315 9
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 6/2/26 ILS 1,150 USD 397 $ 11
JPMorgan Chase 6/2/26 ILS 728 USD 259 (1)
JPMorgan Chase 6/2/26 INR 3,246 USD 34 —
JPMorgan Chase 6/2/26 INR 509 USD 5 —
JPMorgan Chase 6/2/26 JPY 208 USD 1 —
JPMorgan Chase 6/2/26 JPY 53,568 USD 337 —
JPMorgan Chase 6/2/26 KRW 239,015 USD 158 —
JPMorgan Chase 6/2/26 KRW 299,678 USD 200 (1)
JPMorgan Chase 6/2/26 MXN 4,544 USD 259 3
JPMorgan Chase 6/2/26 NOK 1,845 USD 198 2
JPMorgan Chase 6/2/26 PEN 501 USD 143 3
JPMorgan Chase 6/2/26 PEN 501 USD 147 —
JPMorgan Chase 6/2/26 PHP 18,932 USD 311 (4)
JPMorgan Chase 6/2/26 PLN 76 USD 21 —
JPMorgan Chase 6/2/26 PLN 5 USD 1 —
JPMorgan Chase 6/2/26 SEK 3,489 USD 376 2
JPMorgan Chase 6/2/26 TRY 17,224 USD 371 3
JPMorgan Chase 6/2/26 TWD 9,765 USD 310 2
JPMorgan Chase 6/2/26 TWD 19,554 USD 625 (1)
JPMorgan Chase 6/2/26 USD 2 AUD 2 —
JPMorgan Chase 6/2/26 USD 81 AUD 114 —
JPMorgan Chase 6/2/26 USD 26 BRL 131 —
JPMorgan Chase 6/2/26 USD 9 BRL 45 —
JPMorgan Chase 6/2/26 USD 91 CAD 124 1
JPMorgan Chase 6/2/26 USD 45 CHF 35 —
JPMorgan Chase 6/2/26 USD 548 CLP 488,907 (1)
JPMorgan Chase 6/2/26 USD 686 CNH 4,663 (3)
JPMorgan Chase 6/2/26 USD 899 COP 3,289,383 8
JPMorgan Chase 6/2/26 USD 137 COP 514,516 (3)
JPMorgan Chase 6/2/26 USD 411 CZK 8,581 (1)
JPMorgan Chase 6/2/26 USD 329 EGP 17,428 (5)
JPMorgan Chase 6/2/26 USD 19 EUR 16 —
JPMorgan Chase 6/2/26 USD 665 EUR 571 (1)
JPMorgan Chase 6/2/26 USD 15 GBP 11 —
JPMorgan Chase 6/2/26 USD 573 GBP 428 (3)
JPMorgan Chase 6/2/26 USD 323 HUF 98,272 (1)
JPMorgan Chase 6/2/26 USD 9 INR 832 —
JPMorgan Chase 6/2/26 USD 30 INR 2,923 —
JPMorgan Chase 6/2/26 USD 61 JPY 9,596 —
JPMorgan Chase 6/2/26 USD 277 JPY 44,180 —
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 6/2/26 USD 359 KRW 538,693 $ 1
JPMorgan Chase 6/2/26 USD 262 MXN 4,544 —
JPMorgan Chase 6/2/26 USD 1 NOK 5 —
JPMorgan Chase 6/2/26 USD 199 NOK 1,840 —
JPMorgan Chase 6/2/26 USD 147 PEN 501 —
JPMorgan Chase 6/2/26 USD 146 PEN 501 (1)
JPMorgan Chase 6/2/26 USD 252 PHP 15,467 1
JPMorgan Chase 6/2/26 USD 56 PHP 3,465 —
JPMorgan Chase 6/2/26 USD 22 PLN 80 —
JPMorgan Chase 6/2/26 USD 8 SEK 71 —
JPMorgan Chase 6/2/26 USD 368 SEK 3,418 (2)
JPMorgan Chase 6/2/26 USD 367 TRY 16,869 1
JPMorgan Chase 6/2/26 USD 8 TRY 355 —
JPMorgan Chase 6/2/26 USD 934 TWD 29,319 (1)
JPMorgan Chase 6/2/26 USD 62 ZAR 1,021 (1)
JPMorgan Chase 6/2/26 ZAR 1,021 USD 61 2
JPMorgan Chase 6/3/26 IDR 48,407 USD 3 —
JPMorgan Chase 6/3/26 IDR 9,949,744 USD 562 (5)
JPMorgan Chase 6/3/26 MYR 2,837 USD 718 (2)
JPMorgan Chase 6/3/26 NZD 217 USD 127 3
JPMorgan Chase 6/3/26 SGD 7 USD 6 —
JPMorgan Chase 6/3/26 SGD 37 USD 29 —
JPMorgan Chase 6/3/26 USD 3 IDR 48,407 —
JPMorgan Chase 6/3/26 USD 556 IDR 9,949,744 —
JPMorgan Chase 6/3/26 USD 129 NZD 217 (1)
JPMorgan Chase 6/3/26 USD 2 SGD 2 —
JPMorgan Chase 6/4/26 THB 618 USD 19 —
JPMorgan Chase 6/4/26 THB 14,919 USD 460 (1)
JPMorgan Chase 6/4/26 USD 80 THB 2,580 —
JPMorgan Chase 6/4/26 USD 17 THB 554 —
JPMorgan Chase 6/18/26 ILS 13 USD 4 —
JPMorgan Chase 7/2/26 AUD 112 USD 80 —
JPMorgan Chase 7/2/26 CLP 3,834 USD 4 —
JPMorgan Chase 7/2/26 COP 1,387,433 USD 380 (7)
JPMorgan Chase 7/2/26 EGP 6,612 USD 122 4
JPMorgan Chase 7/2/26 EUR 571 USD 666 1
JPMorgan Chase 7/2/26 GBP 303 USD 406 2
JPMorgan Chase 7/2/26 HUF 91,639 USD 301 1
JPMorgan Chase 7/2/26 JPY 44,180 USD 278 —
JPMorgan Chase 7/2/26 MXN 3,830 USD 220 —
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 7/2/26 MYR 6 USD 2 $ —
JPMorgan Chase 7/2/26 NOK 1,773 USD 192 —
JPMorgan Chase 7/2/26 NZD 208 USD 124 1
JPMorgan Chase 7/2/26 PEN 318 USD 93 —
JPMorgan Chase 7/2/26 PHP 15,149 USD 247 (1)
JPMorgan Chase 7/2/26 SEK 3,016 USD 326 1
JPMorgan Chase 7/2/26 TRY 17,339 USD 368 (1)
JPMorgan Chase 7/2/26 TWD 2,315 USD 73 —
JPMorgan Chase 7/2/26 USD 27 BRL 137 —
JPMorgan Chase 7/2/26 USD 87 CAD 120 —
JPMorgan Chase 7/2/26 USD 43 CHF 33 —
JPMorgan Chase 7/2/26 USD 270 CLP 241,729 (2)
JPMorgan Chase 7/2/26 USD 19 COP 67,711 —
JPMorgan Chase 7/2/26 USD 283 CZK 5,908 (1)
JPMorgan Chase 7/2/26 USD 553 IDR 9,809,349 4
JPMorgan Chase 7/2/26 USD 4 IDR 77,203 —
JPMorgan Chase 7/2/26 USD 259 ILS 728 1
JPMorgan Chase 7/2/26 USD 2 INR 185 —
JPMorgan Chase 7/2/26 USD 694 MYR 2,742 2
JPMorgan Chase 7/2/26 USD 12 PHP 762 —
JPMorgan Chase 7/2/26 USD 21 PLN 76 —
JPMorgan Chase 7/2/26 USD 454 THB 14,725 —
JPMorgan Chase 7/2/26 USD 18 THB 589 —
JPMorgan Chase 7/2/26 USD 624 TWD 19,554 4
JPMorgan Chase 7/2/26 ZAR 283 USD 17 —
JPMorgan Chase 7/24/26 USD 526 CAD 717 5
JPMorgan Chase 8/21/26 USD 127 EUR 108 1
NatWest Bank 6/3/26 SGD 413 USD 323 1
NatWest Bank 6/3/26 USD 1,016 SGD 1,300 (2)
NatWest Bank 7/2/26 USD 324 SGD 413 (1)
RBC Dominion
Securities 6/2/26 BRL 2,137 USD 425 (2)
RBC Dominion
Securities 6/2/26 KRW 1,091,968 USD 726 (2)
RBC Dominion
Securities 6/2/26 USD 423 BRL 2,137 (1)
RBC Dominion
Securities 6/2/26 USD 737 KRW 1,091,968 12
Standard Chartered 6/2/26 TWD 22,109 USD 705 —
Standard Chartered 6/2/26 USD 699 TWD 22,109 (6)
Standard Chartered 6/3/26 USD 716 MYR 2,837 —
T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 6/4/26 USD 382 THB 12,403 $ 1
Standard Chartered 7/15/26 EGP 108,305 USD 1,993 63
Toronto-Dominion Bank 7/24/26 USD 4,056 CAD 5,527 37
UBS Investment Bank 6/2/26 BRL 16,641 USD 3,291 5
UBS Investment Bank 6/2/26 USD 3,129 BRL 16,641 (166)
Wells Fargo 6/2/26 BRL 11,768 USD 2,325 5
Wells Fargo 6/2/26 BRL 9,077 USD 1,808 (11)
Wells Fargo 6/2/26 USD 205 BRL 1,032 1
Wells Fargo 6/2/26 USD 3,917 BRL 19,812 (6)
Wells Fargo 6/5/26 COP 1,720,456 USD 469 (3)
Wells Fargo 6/5/26 USD 928 COP 3,440,913 (3)
Wells Fargo 7/2/26 BRL 2,095 USD 411 1
Wells Fargo 7/2/26 BRL 1,032 USD 204 (1)
Wells Fargo 9/2/26 USD 1,559 BRL 8,000 9
Wells Fargo 9/2/26 USD 1,670 BRL 8,641 (4)
Wells Fargo 9/11/26 COP 3,440,913 USD 909 —
Wells Fargo 9/11/26 USD 458 COP 1,720,456 3
Net unrealized gain (loss) on open forward
currency exchange contracts $ (87)
T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 40 Euro BOBL contracts 6/26 (5,417) $ 30
Long, 1 Euro BTP contracts 6/26 139 2
Short, 14 Euro BUND contracts 6/26 (2,065) 34
Long, 2 Euro BUXL thirty year bond contracts 6/26 257 2
Long, 13 Euro OAT contracts 6/26 1,832 (7)
Short, 15 Euro SCHATZ contracts 6/26 (1,855) 11
Long, 30 Mini ten year JGB contracts 6/26 2,428 (48)
Long, 12 S&P 500 Micro E-Mini Index contracts 6/26 456 8
Short, 24 Government of Canada ten year bond
contracts 9/26 (2,093) (4)
Short, 9 Long Gilt ten year contracts 9/26 (1,075) (14)
Long, 165 U.S. Treasury Notes five year contracts 9/26 17,690 88
Long, 15 U.S. Treasury Notes ten year contracts 9/26 1,647 12
Long, 317 U.S. Treasury Notes two year contracts 9/26 65,480 133
Short, 34 Ultra U.S. Treasury Notes ten year
contracts 9/26 (3,811) 3
Net payments (receipts) of variation margin to date (239)
Variation margin receivable (payable) on open futures contracts $ 11
T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.67% $ — $ — $ 405++
T. Rowe Price Treasury Reserve Fund, 3.67% — — —++
Totals $ —# $ — $ 405+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government
Reserve Fund, 3.67% $ 20,434  ¤  ¤ $ 5,364
T. Rowe Price Treasury
Reserve Fund, 3.67% —  ¤  ¤ 2,334
Total $ 7,698^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $405 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,698.
T. ROWE PRICE Total Return Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $667,852) $ 651,334
Receivable for investment securities sold 13,234
Interest receivable 4,850
Bilateral swap premiums paid 2,755
Cash 1,288
Unrealized gain on bilateral swaps 319
Unrealized gain on forward currency exchange contracts 261
Receivable for shares sold 164
Foreign currency (cost $160) 160
Variation margin receivable on futures contracts 11
Due from affiliates 7
Other assets 40
Total assets 674,423
Liabilities
Payable for investment securities purchased 59,356
Obligation to return securities lending collateral 2,334
Bilateral swap premiums received 594
Unrealized loss on forward currency exchange contracts 348
Unrealized loss on bilateral swaps 225
Investment management fees payable 158
Payable for shares redeemed 140
Options written (premiums $374) 130
Variation margin payable on centrally cleared swaps 2
Other liabilities 565
Total liabilities 63,852
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 610,571
T. ROWE PRICE Total Return Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (137,890)
Paid-in capital applicable to 73,438,085 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 748,461
NET ASSETS $ 610,571
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $82,034; Shares outstanding: 9,871,953) $ 8.31
Advisor Class
(Net assets: $849; Shares outstanding: 102,128) $ 8.31
I Class
(Net assets: $527,688; Shares outstanding: 63,464,004) $ 8.31
T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 34,119
Dividend 555
Securities lending 17
Other 1
Total income 34,692
Expenses
Investment management 1,955
Shareholder servicing
Investor Class $ 180
Advisor Class 2
I Class 42 224
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 11
Advisor Class 1
I Class 11 23
Custody and accounting 283
Registration 84
Legal and audit 54
Directors 2
Miscellaneous 21
Waived / paid by Price Associates (422)
Total expenses 2,226
Net investment income 32,466
T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (10,768)
Futures 3,380
Swaps (3,667)
Options written 218
Forward currency exchange contracts (310)
Foreign currency transactions (42)
Net realized loss (11,189)
Change in net unrealized gain / loss
Securities 14,370
Futures (398)
Swaps 195
Options written 236
Forward currency exchange contracts (199)
TBA Sales Commitments (26)
Change in net unrealized gain / loss 14,178
Net realized and unrealized gain / loss 2,989
INCREASE IN NET ASSETS FROM OPERATIONS $ 35,455
T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 32,466 $ 34,534
Net realized loss (11,189) (5,913)
Change in net unrealized gain / loss 14,178 9,849
Increase in net assets from operations 35,455 38,470
Distributions to shareholders
Net earnings
Investor Class (4,673) (4,988)
Advisor Class (40) (38)
I Class (27,182) (28,914)
Tax return of capital – –
Investor Class (212) (89)
Advisor Class (2) (1)
I Class (1,223) (526)
Decrease in net assets from distributions (33,332) (34,556)
Capital share transactions
*
Shares sold
Investor Class 44,750 37,769
Advisor Class 98 91
I Class 48,503 63,797
Distributions reinvested
Investor Class 4,809 4,981
Advisor Class 42 39
I Class 23,384 23,706
Shares redeemed
Investor Class (64,789) (42,157)
Advisor Class (149) (35)
I Class (100,411) (86,028)
Increase (decrease) in net assets from capital
share transactions (43,763) 2,163
T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/26 5/31/25
Net Assets
Increase (decrease) during period (41,640) 6,077
Beginning of period 652,211 646,134
End of period $ 610,571 $ 652,211
*Share information (000s)
Shares sold
Investor Class 5,319 4,493
Advisor Class 12 10
I Class 5,766 7,588
Distributions reinvested
Investor Class 572 593
Advisor Class 5 5
I Class 2,782 2,821
Shares redeemed
Investor Class (7,714) (5,034)
Advisor Class (18) (4)
I Class (11,934) (10,211)
Increase (decrease) in shares outstanding (5,210) 261
T. ROWE PRICE Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Return Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares:
the Total Return Fund (Investor Class), the Total Return Fund–Advisor Class
(Advisor Class) and the Total Return Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received
T. ROWE PRICE Total Return Fund

from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
T. ROWE PRICE Total Return Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed
T. ROWE PRICE Total Return Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information
T. ROWE PRICE Total Return Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 322,608 $ — $ 322,608
Asset-Backed Securities — 82,967 1,102 84,069
Bank Loans — 37,475 1,046 38,521
Common Stocks 2 — — 2
Convertible Preferred Stocks 535 — 1,018 1,553
Corporate Bonds — 127,306 2,977 130,283
Non-U.S. Government
Mortgage-Backed Securities — 61,568 275 61,843
Preferred Stocks — — 1,821 1,821
Short-Term Investments 5,364 2,650 — 8,014
Securities Lending Collateral 2,334 — — 2,334
Options Purchased — 286 — 286
Total Securities 8,235 634,860 8,239 651,334
Swaps — 3,074 — 3,074
Forward Currency Exchange
Contracts — 261 — 261
Futures Contracts* 323 — — 323
Total $ 8,558 $ 638,195 $ 8,239 $ 654,992
Liabilities
Options Written — 130 — 130
Swaps* — 873 — 873
Forward Currency Exchange
Contracts — 348 — 348
Futures Contracts* 73 — — 73
Total $ 73 $ 1,351 $ — $ 1,424
T. ROWE PRICE Total Return Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at May 31, 2026, totaled $(172,000) for the year ended
May 31, 2026. During the year, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment in
Securities
Asset-Backed
Securities $ 1,395 $ (288) $ 1,389 $ (1,394) $ — $ 1,102
Bank Loans 2,226 1 9 1,25 4 (2,1 5 4 ) (2 99 ) 1,046
Convertible
Preferred Stocks 500 148 370 — — 1,018
Corporate Bonds 700 74 2,978 (775) — 2,977
Non-U.S.
Government
Mortgage-Backed
Securities 318 1 — (44) — 275
Preferred Stocks 1,312 (21) 530 — — 1,821
Total $ 6,451 $ ( 6 7 ) $ 6,52 1 $ (4,3 6 7 ) $ (2 99 ) $ 8,239
T. ROWE PRICE Total Return Fund

initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
T. ROWE PRICE Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures, Securities^ $ 433
Foreign exchange derivatives Forwards 261
Credit derivatives Bilateral Swaps and Premiums,
Securities^ 3,211
Equity derivatives Futures, Securities^ 39
^
,*
Total $ 3,944
^
,*
Liabilities
Interest rate derivatives Futures, Options Written $ 123
Foreign exchange derivatives Forwards 348
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 953
Total $ 1,424
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.
T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (194) $ (194)
Interest rate
derivatives (1,031) — 3,250 — (3,655) (1,436)
Foreign
exchange
derivatives (115) — — (310) — (425)
Credit
derivatives (464) 218 — — 182 (64)
Equity
derivatives (279) — 130 — — (149)
Total $ (1,889) $ 218 $ 3,380 $ (310) $ (3,667) $ (2,268)
T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 25 $ 25
Interest rate
derivatives 24 146 (406) — 164 (72)
Foreign
exchange
derivatives — — — (199) — (199)
Credit
derivatives (292) 90 — — 6 (196)
Equity
derivatives 132 — 8 — — 140
Total $ (136) $ 236 $ (398) $ (199) $ 195 $ (302)
^ Options purchased are reported as securities.
T. ROWE PRICE Total Return Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, securities valued at $269,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral
T. ROWE PRICE Total Return Fund

derivatives consisted of $2,190,000 cash. As of May 31, 2026, securities valued at $1,059,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 3% and 10% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as
T. ROWE PRICE Total Return Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and 46% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise
T. ROWE PRICE Total Return Fund

price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2026, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 165% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are
T. ROWE PRICE Total Return Fund

recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2026, the notional amount of protection sold by the fund totaled $84,995,000 (13.9% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
T. ROWE PRICE Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 17% and 63% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing
T. ROWE PRICE Total Return Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs
T. ROWE PRICE Total Return Fund

based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2026, securities valued at $33,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2026.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute
T. ROWE PRICE Total Return Fund

a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial
T. ROWE PRICE Total Return Fund

funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2026, the value of loaned securities was $2,436,000; the aggregate value of collateral was $2,538,000 and consisted of cash collateral and related investments of $2,334,000 and U.S.
government securities of $204,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $278,879,000 and $260,509,000, respectively, for the year ended
May 31, 2026. Purchases and sales of U.S. government securities aggregated $860,637,000 and $885,410,000, respectively, for the year ended
May 31, 2026.
T. ROWE PRICE Total Return Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital
gains, if any)
$
31,895
$
33,940
Return of capital 1,437 616
Total distributions
$
33,332
$
34,556
T. ROWE PRICE Total Return Fund

At May 31, 2026, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-
year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-
year ordinary loss deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02%
of the fund’s average daily net assets, and a group fee. The group fee rate is
($000s)
Cost of investments $ 669,250
Unrealized appreciation $ 7,093
Unrealized depreciation (23,209)
Net unrealized appreciation (depreciation) $ (16,116)
($000s)
Overdistributed ordinary income $ (2,601)
Net unrealized appreciation (depreciation) (16,116)
Loss carryforwards and deferrals (119,173)
Total distributable earnings (loss) $ (137,890)
T. ROWE PRICE Total Return Fund

calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2026, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
T. ROWE PRICE Total Return Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,170,000 remain subject to repayment by the fund at May 31, 2026. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended May 31, 2026, expenses incurred pursuant to these service agreements were $127,000 for Price Associates and
$128,000 for T. Rowe Price Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(105) $(1) $(316)
T. ROWE PRICE Total Return Fund

November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
T. ROWE PRICE Total Return Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
T. ROWE PRICE Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Total Return Fund, Inc. and
Shareholders of T. Rowe Price Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return Fund (constituting
T. Rowe Price Total Return Fund, Inc., referred to hereafter as the "Fund")
as of May 31, 2026, the related statement of operations for the year ended
May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
T. ROWE PRICE Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)
T. ROWE PRICE Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $149,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $149,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $31,694,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
T. ROWE PRICE Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
T. ROWE PRICE Total Return Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
T. ROWE PRICE Total Return Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund) (“group fee rate assets”) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the group fee rate decreases as total group fee rate assets increase and the group fee rate increases as total group fee rate assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or
T. ROWE PRICE Total Return Fund

reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group) and fourth quintile (Expense Universe). The information provided to the
Board for the fund’s I Class indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
T. ROWE PRICE Total Return Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026